FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a)Summary of cash and cash equivalents, investments and derivative assets and liabilities
The summary of financial assets and financial liabilities is as follows:

	2022
AS AT JUN. 30 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$685	$685
Cash equivalents	—	—	1,399	1,399
Total cash and cash equivalents[2]	—	—	2,084	2,084

Derivatives
Foreign exchange forwards	6	—	—	6
Cross currency swaps	1	—	—	1
Options	17	—	—	17
Total derivative assets	24	—	—	24

Debt securities
Bonds
Government and Municipal	362	2,042	—	2,404
Corporate	1,834	13,469	—	15,303
Asset-backed securities	228	720	—	948
Private debt	—	209	13	222
Total debt securities	2,424	16,440	13	18,877

Equity
Common shares	—	538	—	538
Preferred shares	14	70	—	84
Private equity and other	—	297	—	297
Total equity	14	905	—	919

Loans and receivables
Mortgage loans	—	—	5,523	5,523
Private loans	—	—	551	551
Other loans	—	—	372	372
Total loans and receivables	—	—	6,446	6,446

Short term investments
Commercial paper	—	—	655	655
Total short term investments	—	—	655	655

Separately managed accounts	—	118	—	118
Other invested assets	—	19	16	35
Total investments	2,438	17,482	7,130	27,050

Investment properties	—	—	545	545

Separate account assets	—	1,059	—	1,059

Reinsurance funds withheld	4,861	—	—	4,861

Derivative liabilities
Foreign exchange forwards	(9)	—	—	(9)
Cross currency swaps	(20)	—	—	(20)
Total derivative liabilities	(29)	—	—	(29)

Funds withheld liabilities	(10)	—	—	(10)

Separate account liabilities	—	(1,059)	—	(1,059)

Notes payable	—	—	(159)	(159)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
2. Cash and cash equivalents as at June 30, 2022 includes $59 million of collateral that is pledged to the benefit of the Company from its derivative counterparties with a corresponding liability to return the collateral in liabilities for derivative financial instruments.

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Debt securities
Bonds
Government and Municipal	377	1,287	—	1,664
Corporate	1,471	253	—	1,724
Asset-backed securities	115	53	—	168
Private debt	—	208	—	208
Total debt securities	1,963	1,801	—	3,764

Equity
Common shares	—	275	—	275
Preferred shares	4	14	—	18
Private equity and other	—	247	—	247
Total equity	4	536	—	540

Loans and receivables
Mortgage loans	—	—	23	23
Private loans	—	—	616	616
Total loans and receivables	—	—	639	639

Total investments	1,967	2,337	639	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Derivative liabilities
Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
The Company assesses that the carrying value of the financial assets measured at amortized cost approximates their fair value.
AFS investments and investments measured at amortized cost are individually evaluated for impairment. For the six months ended June 30, 2022, the Company did not incur any impairment expense (June 30, 2021 – $Nil).
The Company had collateral pledged of $160 million as at June 30, 2022 (December 31, 2021 – $23 million) for the benefit of the Company's counterparties primarily to its derivative instrument contracts, Federal Home Loan Bank agreements, reinsurance agreements, financing and worker's compensation.
b)Fair value hierarchy
Investments measured at fair value are classified in accordance with a valuation hierarchy that reflects the significance of the inputs used in determining their fair value, as per IFRS 13 Fair Value Measurement. Under Level 1 of this hierarchy, fair value is derived from unadjusted quoted prices in active markets for identical investments. Under Level 2, fair value is derived from market inputs that are directly or indirectly observable other than unadjusted quoted prices for identical investments. Under Level 3, fair value is derived from inputs that are not based on observable market data.
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2022
AS AT JUN. 30 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$2,196	$—	$2,196
Asset-backed securities	—	228	—	228
Preferred shares	14	—	—	14
Derivative assets	3	21	—	24
Reinsurance funds withheld	—	4,861	—	4,861

Available for sale:
Bonds	587	14,555	369	15,511
Asset-backed securities	—	621	99	720
Private debt	—	—	209	209
Common shares	494	41	3	538
Preferred shares	31	—	39	70
Private equity and other	13	—	284	297
Other invested assets	—	19	—	19
Separate account assets	315	715	29	1,059
Separately managed accounts	—	—	118	118
Total financial assets	$1,457	$23,257	$1,150	$25,864

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	(20)	(9)	—	(29)
Funds withheld liabilities	—	(10)	—	(10)
Available for sale:
Separate account liabilities	(315)	(715)	(29)	(1,059)
Total financial liabilities	$(335)	$(734)	$(29)	$(1,098)

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,848	$—	$1,848
Asset-backed securities	—	115	—	115
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650

Available for sale:
Bonds	1,165	375	—	1,540
Asset-backed securities	—	53	—	53
Private debt	—	—	208	208
Common shares	244	31	—	275
Preferred shares	3	1	10	14
Private equity and other	—	—	247	247
Total financial assets	$1,425	$7,210	$465	$9,100

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Financial Instruments	Valuation Techniques and Key Inputs
Bonds and other equities
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.
The Company evaluates each asset class based on relevant market information, credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, pricing source quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on the asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

Derivative assets/Derivative liabilities	Foreign currency forward contracts—discounted cash flow model—forward exchange rates (from observable forward exchange rates at the end of the reporting period); discounted at a credit adjusted rate.

Valuation model is based on interest rate contracts—discounted cash flow model—forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate.

Reinsurance funds withheld
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.

Separate account assets and liabilities
The separate account assets included in the quantitative disclosures fair value hierarchy table are comprised of short-term investments, equity securities, and fixed maturity bonds available-for-sale. Short-term investments and fixed maturity securities are classified as Level 2 measurements. The classifications for separate assets reflect the fair value methodologies of the underlying asset and liability fair value methodologies listed above.

Funds withheld liabilities
Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.

The Company performs initial and ongoing analysis and review of the valuation techniques utilized in determining fair value to ensure that they are appropriate and consistently applied, and that the valuation assumptions are reasonable. The Company analyzes and reviews the data, assumptions and valuation model to ensure that the fair value represents a reasonable estimate as at reporting period end and to monitor controls around fair value measurement, which includes quantitative and qualitative analysis and is overseen by the Company’s investment and accounting personnel.
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the Company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs	Significant unobservable inputs and relationship of unobservable inputs to fair value
Private equity	Discounted cash flows	• Future cash flows The future cash flows are based on cash flows flowing to the underlying investment • Discount rate The discount rate reflects the inherent risk of the underlying investment	• Increases (decreases) in future cash flows increase (decrease) fair value • Increases (decreases) in discount rate decrease (increase) fair value
Private debt	Discounted cash flows	• Future cash flows
The future cash flows include expected interest and principal payments.

• Discount rate
The discount rate reflects the credit spreads used and the liquidity conditions of the debt instrument.
• Increases (decreases) in future cash flows increase (decrease) fair value • Increases (decreases) in discount rate decrease (increase) fair value
Equity-index Option	Heston and Black-Sholes Valuation models	• Interest rate (risk-free rate assumptions) • Underlying equity quoted index prices	• Increases (decreases) in interest rate assumptions decrease (increase) fair value • Increases (decreases) in underlying equity index prices increase (decrease) fair value

Separately managed accounts	Common Stock and Warrants
• Guideline public company method uses price multiples from data on comparable public companies.
• Option pricing method
• Current Value Method (CVM)

Preferred Stock
• Guideline public company method uses price multiples from data on comparable public companies.
• CVM

Fixed Income
• Discounted cash flows (yield analysis)
• market transactions approach
• CVM
• Cost	Common Stock and Warrants
• Next Calendar Year Multiple
• Next Calendar Year +1 EBITDA Multiple
•Last Twelve Months Revenue Multiple valuation metric shows revenue for the past 12 month period.
• Last Twelve Months EBITDA Multiple valuation metric shows earnings before interest, taxes, depreciation and amortization adjustments for the past 12 month period.
• Term
• Volatility
• DLOM -discount for lack of marketability

Preferred Stock
• Next Calendar Year Revenue Multiple
• Next Calendar Year +1 EBITDA Multiple
•Last Twelve Months Revenue Multiple valuation metric shows revenue for the past 12 month period.
• Last Twelve Months EBITDA Multiple valuation metric shows earnings before interest, taxes, depreciation and amortization adjustments for the past 12 month period.

Fixed Income
• Discounted rate
• Next Calendar Year EBITDA	• Increases (decreases) in Next Calendar Year Multiple increase (decrease) fair value
• Increases (decreases) in Next Calendar EBITDA Multiple increase (decrease) fair value
• Increases (decreases) in Last Twelve Months Revenue Multiple increase (decrease) fair value
• Increases (decreases) in Last Twelve Months EBITDA Multiple increase (decrease) fair value
• Increases (decreases) in term increase (decrease) fair value
• Increases (decreases) in volatility increase (decrease) fair value
• Increases (decreases) in DLOM decrease (increase) fair value
• Increases (decreases) in discount rate decrease (increase) fair value

Separate account assets and liabilities	Equity method	• Proportionate share of net income of the underlying investment fund
• Proportionate share of other comprehensive income of the underlying investment fund
• Proportionate share of distribution received from the underlying investment fund	• Increases (decreases) in proportionate share of net income of the underlying investment fund increase (decrease) fair value
• Increases (decreases) in proportionate share of other comprehensive income of the underlying investment fund increase (decrease) fair value
• Increases (decreases) in proportionate share of distribution received from the underlying investment fund decrease (increase) fair value
There were no transfers between Level 1, Level 2 or Level 3 during the periods ended June 30, 2022 and December 31, 2021.